Derivatives (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
The Effect of Derivative Instruments for the six-month periods ended June 30, 2015 and 2016
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2015	2016		2015	2016
Interest rate swaps	(15,574)	(14,550)	Gain / (Loss) on derivative instruments, net	(60)	-
Reclassification to Interest and finance costs	17,777	11,489		--	-
Total	2,203	(3,061)		(60)	-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815
Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2015	2016
Non hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	3,591	(4,101)
Ineffective portion of hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	(60)	-
Forward contracts	Gain / (Loss) on derivative instruments, net	519	(158)
Total		4,050	(4,259)